Installment Loans - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Interest income on loans	¥ 174,485	¥ 169,401	¥ 166,966
Loans held for sale in installment loans	155,680	72,658
Loans held for sale measured at fair value	151,601	63,272
Installment loans	3,862,604	3,670,784
Purchased loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Installment loans	13,747	12,351
Fair value at the acquisition date of purchased loans acquired during the period	¥ 4,926	¥ 2,704